Application of New and Amended Standards and Interpretations and Standards Not in Force Yet	12 Months Ended
Dec. 31, 2025
Application of New and Amended Standards and Interpretations and Standards Not In Force Yet [Abstract]
Application of new and amended standards and interpretations and standards not in force yet
3.	Application of new and amended standards and interpretations and standards not in force yet

The Company’s financial statements for the periods presented have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS also include all current International Accounting Standards (IAS), as well as all related interpretations issued by the IFRS Interpretations Committee, including those previously issued by the Standing Interpretations Committee. The Company applied IFRS in effect as of December 31, 2025.

The following amendments and standards are not yet effective; the Company is evaluating the impact they may have on its financial statements.

Amendments to IFRS 9.- Financial Instruments and IFRS 7.- Financial Instruments: Disclosures, regarding the classification and measurement of financial instruments.

These amendments establish the requirements as to when a financial liability can be derecognized when settled by electronic transfer, as well as when cash flows can be considered as simply payments of principal and interest and, therefore, the ability to classify assets at amortized cost.

While the Group is still assessing the impacts, the current expectation is that the amendments related to the timing of derecognition of liabilities may affect the Group’s financial liabilities, however, the amendments related to the classification of financial assets are not expected to have an impact on the Group. The amendments are applicable to the 2026 financial statements.

IFRS 18 Presentation and Disclosure of Financial Statements.

This standard will replace IAS 1 Presentation of Financial Statements. Although many of the requirements will remain in force, the new standard will affect the presentation of the Income Statement and, consequently, the Statement of Cash Flows. It will also require the disclosure of management performance indicators and may affect the level of aggregation and disaggregation in the main financial statements and notes.

IFRS 18 applies to periods beginning on or after January 1, 2027 and will be applied retrospectively. The Group is still evaluating the impact that IFRS 18 could have on its financial statements.

There are no other new standards or amendments that are expected to have a material impact on the Group.